Note 14 - Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards	$ 4,240,068	$ 3,487,593
Unrecognized Tax Benefits	271,302	240,930
Interest Payable, Current	$ 0	$ 78,894	$ 0
Foreign Investment Enterprises | Peoples Republic Of China
Effective Income Tax Rate Reconciliation, Percent	2500.00%
High and New Technology Enterprises | Peoples Republic Of China
Effective Income Tax Rate Reconciliation, Percent	1500.00%